Financial instruments - Maturity of Non-Derivative Liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 797,849
Contractual cash flows	969,260
Loans and borrowings (including interest)
Disclosure of detailed information about financial instruments [line items]
Carrying value	607,114
Contractual cash flows	754,667
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Carrying value	150,356
Contractual cash flows	154,380
Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Carrying value	15,146
Contractual cash flows	32,527
Leases
Disclosure of detailed information about financial instruments [line items]
Carrying value	25,233
Contractual cash flows	27,686
Up to 12 months
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	257,216
Up to 12 months | Loans and borrowings (including interest)
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	84,139
Up to 12 months | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	154,380
Up to 12 months | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
Up to 12 months | Leases
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	18,697
1 - 2 years
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	271,366
1 - 2 years | Loans and borrowings (including interest)
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	231,225
1 - 2 years | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
1 - 2 years | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	31,271
1 - 2 years | Leases
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	8,870
3 - 5 years
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	440,279
3 - 5 years | Loans and borrowings (including interest)
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	439,303
3 - 5 years | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
3 - 5 years | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	870
3 - 5 years | Leases
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	106
More than 5 years
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	400
More than 5 years | Loans and borrowings (including interest)
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
More than 5 years | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
More than 5 years | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	386
More than 5 years | Leases
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	$ 14